Global Atlantic Moderate Growth Managed Risk Portfolio
Portfolio of Investments (Unaudited)

March 31, 2024

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.6%
Debt Funds - 29.7%
iShares 10+ Year Investment Grade Corporate Bond ETF	30,961	$1,594,801
iShares 10-20 Year Treasury Bond ETF	4,828	507,085
iShares 1-3 Year Treasury Bond ETF	26,457	2,163,653
iShares 1-5 Year Investment Grade Corporate Bond ETF	40,378	2,070,584
iShares 20+ Year Treasury Bond ETF	36,435	3,447,480
iShares 3-7 Year Treasury Bond ETF	21,099	2,443,475
iShares 5-10 Year Investment Grade Corporate Bond ETF	28,195	1,454,862
iShares 7-10 Year Treasury Bond ETF	6,875	650,787
iShares Core Total USD Bond Market ETF	108,901	4,964,797
iShares Core U.S. Aggregate Bond ETF	50,641	4,959,780
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,757	695,570
iShares MBS ETF	48,444	4,477,194
Total Debt Funds		29,430,068
Equity Funds - 65.9%
iShares Core MSCI EAFE ETF	91,540	6,794,099
iShares Core S&P 500 ETF(a)	61,644	32,408,100
iShares Core S&P Mid-Cap ETF	86,751	5,269,256
iShares Core S&P Small-Cap ETF	23,010	2,543,065
iShares Global Energy ETF	6,041	259,461
iShares MSCI EAFE Growth ETF	13,276	1,377,916
iShares MSCI EAFE Value ETF	28,222	1,535,277
iShares MSCI Emerging Markets ex China ETF	834	48,013
iShares MSCI USA Momentum Factor ETF	9,388	1,758,842
iShares MSCI USA Quality Factor ETF	32,100	5,275,635
iShares S&P 500 Growth ETF	31,093	2,625,493
iShares S&P 500 Value ETF	11,788	2,202,116
iShares U.S. Infrastructure ETF	7,694	333,612
iShares U.S. Technology ETF	22,351	3,018,726
Total Equity Funds		65,449,611
Total Exchange Traded Funds
(Cost - $67,128,573)		94,879,679
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 5.20%(b)	3,552,678	3,552,678
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.21%(b)	945,392	945,392
Total Short-Term Investments (Cost - $4,498,070)		4,498,070

	Shares/ Principal	Fair Value

Total Investments - 100.1%
(Cost - $71,626,643)		$99,377,749
Other Assets Less Liabilities - Net (0.1)%		(72,740)
Total Net Assets - 100.0%		$99,305,009

Global Atlantic Moderate Growth Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2024

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.